Fair Value	12 Months Ended
Dec. 31, 2023
Fair Value [Abstract]
Fair Value
4.	Fair Value

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis include cash and cash equivalents, and restricted cash. The carrying amounts of cash and cash equivalents and restricted cash approximate their fair value.

The Company’s financial assets that are measured at fair value on a non-recurring basis when impairment is identified include equity method investment and investment in equity securities without readily determinable fair value not accounted for under the equity method. The fair values of these investments are determined based on valuation techniques using the best information available, and may include quoted market prices, market comparables, and discounted cash flow projections. An impairment charge is recorded when the cost of the investment exceeds its fair value. This is considered a Level 3 fair value measurement. See Note 6 — Investment for further information regarding the fair value measurement of these investments.

The Company’s notes receivable from affiliate, loans from affiliate (see Note 18 — Related Party Transactions), line of credit and long-term debt are carried at cost with fair value disclosed, if required. The fair value of the amounts outstanding under the line of credit and long-term debt with a floating interest rate approximates the carrying value primarily due to the variable nature of the interest rate of the instruments, which is considered a Level 2 fair value measurement. The fair value of the amounts outstanding under notes receivable from affiliate, loans from affiliate, and line of credit with a fixed interest rate is estimated based on the discounted amount of the contractual future cash flows using an appropriate discount rate. This is considered a Level 3 fair value measurement.

The Company’s warrants are measured at fair value on a recurring basis which is considered as a Level 3 fair value measurement (see Note 13 - Warrants).

The following is a summary of the carrying amounts and estimated fair values of these financial instruments as of December 31, 2023 and 2022 (in thousands):

	As of December 31, 2023		As of December 31, 2022
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Notes receivable from affiliate (Level 3)	$15,000	$15,000	$15,000	$15,000
Line of credit (Level 2)	$4,802	$4,802	$4,898	$4,898
Line of credit (Level 3)	$2,528	$2,435	$1,158	$1,114
Long-term debt (Level 2)	$1,378	$1,334	$1,673	$1,624
Warrants liabilities (Level 3)	$17	$17	$28	$28